Loans, Financings and Debentures - Consolidated Totals of Funds Raised (Detail) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
	May 07, 2019	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Principal maturity	April 15, 2022 to April 15, 2025
Amount raised			R$ 2,990	R$ 4,812
Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs			(4)	(11)
Transactions costs			(4)	(11)
Amount raised			1,042
Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Amount raised					R$ 5,737
Debt in Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs			(8)	(16)
Interest paid in advance			10	(48)
Transactions costs			(8)	R$ (16)
Amount raised			R$ 1,948
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity			2024
Eurobonds [member] | Debt in Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity			2021	2021
Eurobonds [member] | Debt in Foreign Currency [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity		2024	2024	2024
Annual financial cost, %		9.25%	9.25%	9.25%
Amount raised		R$ 1,946	R$ 1,946	R$ 3,252
Debentures, 4th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity				2022
Annual financial cost, %				0.74%
Amount raised				R$ 34
Debentures, 2nd Issue [member] | Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Amount raised			R$ 100
Debentures, 2nd Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity			2023	2019
Annual financial cost, %			1.50%	128.50%
Amount raised				R$ 26
Debentures fifth issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity				2022
Annual financial cost, %				146.50%
Amount raised				R$ 1,575
Promissory notes ninth issue [member] | Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Amount raised			R$ 400
Promissory notes ninth issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity			2019
Annual financial cost, %			151.00%
Debentures sixth issue [member] | Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Amount raised			R$ 550
Debentures sixth issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity			2020
Annual financial cost, %			1.75%
Caixa Economica Federal - Cemig D [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2020
Annual financial cost, %					132.14%
Amount raised					R$ 674
Debentures [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2018
Annual financial cost, %					4.05%
Amount raised					R$ 1,575
KfW (Cemig GT) [member] | Debt in Brazilian currency [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2018
Annual financial cost, %					1.78%
Amount raised					R$ 2
Promissory Notes - Cemig GT - 7th Issue [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2017
Annual financial cost, %					128.00%
Amount raised					R$ 606
Debentures - 4th Issue, 7th Series (Gasmig) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2020
Amount raised					R$ 24
Debentures: 7th Issue (CEMIG GT) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2021
Annual financial cost, %					140.00%
Amount raised					R$ 2,195
Banco do Brasil (Cemig GT) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2018
Annual financial cost, %					132.90%
Amount raised					R$ 580
Sonda (Cemig Telecom) [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity					2021
Annual financial cost, %					110.00%
Amount raised					R$ 81